BUSINESS ACQUISITION WITH RELATED PARTY (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF ACQUISITION-DATE FAIR VALUE OF CONSIDERATION TRANSFERRED

The acquisition-date fair value of the consideration transferred is as follows:

January 3, 2023

Fair value of common stock	$1,800,000
Fair value of common stock warrants	2,674,976
Promissory notes	$8,900,000
Fair value of consideration transferred	$13,374,976

SCHEDULE OF PROVISIONAL PURCHASE PRICE ALLOCATION

The following is a provisional purchase price allocation as of the January 3, 2023, acquisition date:

January 3, 2023
Cash	$321,916
Accounts receivable	1,900,388
Other current assets	342,574
Fixed Assets	1,977,182
Accounts payable and accrued expenses	(652,329)
Mortgage loans	(6,576,566)
Related party notes	(16,545)
Deferred revenue	(9,276,620)
Net Assets Acquired	$(11,980,000)
Deemed dividend as related party	25,354,976
Total consideration	$13,374,976

SCHEDULE OF FAIR VALUE OF COMMON STOCK WARRANTS

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions:

	For the Six Months Ending June 30,
	2023	2022

Expected term	5 years	-
Exercise price	$0.10	-
Expected volatility	162%	-
Risk-free interest rate	3.94%	-
Forfeitures	None	-